Employee benefits - Cash award expenses related to tax effects (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
cash award expenses included in applicable costs of revenues and expense categories and related tax effects
Cost of revenues		$ 798,519	$ 666,501	$ 533,916
Research and development		151,386	122,265	114,859
Sales and marketing		23,080	16,675	17,628
Total compensation recognized in income		146,809	103,357	95,117
Income tax benefit		110,657	$ 11,712	$ 416
Cash Award Expenses
cash award expenses included in applicable costs of revenues and expense categories and related tax effects
Cost of revenues		511
Research and development		5,876
General and administrative		678
Sales and marketing		1,223
Total compensation recognized in income		8,288
Income tax benefit		$ 1,444
Total annual bonus cash payouts	$ 47,657
Vested on grant date	$ 1,582